Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	£ 13,349	£ 11,710
Carrying amount of associated liabilities	13,371	11,732
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	29,171	29,321
Carrying amount of associated liabilities	£ 3,442	£ 2,129